Defined Contribution Plan	12 Months Ended
Apr. 27, 2019
Defined Contribution Plan
8.	Defined Contribution Plan
The Company maintains a defined contribution plan (the Savings Plan) for the benefit of substantially all employees. Total Company contributions charged to employee benefit expenses for the Savings Plan were $9,772, $11,275 and $11,815 during fiscal 2019, fiscal 2018 and fiscal 2017, respectively.